SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

Wells Fargo Advantage Conservative Allocation Fund

Wells Fargo Advantage Growth Balanced Fund

Wells Fargo Advantage Moderate Balanced Fund

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

Wells Fargo Advantage Diversified Equity Fund

(Each, a “Fund” and together, the “Funds”)

Effective immediately, Erik J. Sens, CFA is added as a Portfolio Manager for each Fund. A biographical description for Mr. Sens is included among the Wells Fargo Funds Management, LLC (“Funds Management”) Portfolio Manager biographies listed under the section entitled “The Adviser and Portfolio Managers” as follows:

Mr. Sens joined Funds Management in 2007, where he currently serves as a Portfolio Manager, and as a member of the firm's asset allocation team and investment team.

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in each Fund’s SAI is amended to add the following information, as applicable:

Erik J. Sens, CFA	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Sens became a portfolio manager of the Fund on May 6, 2013. The information presented in this table is as of the Fund’s fiscal year end, at which time Mr. Sens was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Erik J. Sens, CFA	Conservative Income Fund	$0
	Growth Balanced Fund	$0
	Moderate Balanced Fund	$0

Portfolio Manager	Fund	Beneficial Ownership
Erik J. Sens, CFA	Diversified Equity Fund	$0

            Effective immediately, all references to Christian L. Chan, CFA in each Fund’s prospectuses and SAI are removed.

May 6, 2013                                                                                                                EGAM053/P903SP2